Unit Activity	12 Months Ended
Dec. 31, 2020
Unit Activity [Abstract]
Unit Activity	Unit ActivityThe changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	847	273,150	273,997
Units redeemed:	(43,734)	(969,086)	(1,012,820)

December 31, 2019
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	13,604	204,156	217,760
Units redeemed:	(69,683)	(1,101,042)	(1,170,725)

December 31, 2018
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	20,268	245,420	265,688
Units redeemed:	(52,830)	(903,600)	(956,430)